Goodwill and Intangible Assets (Details 1) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
2024 (remainder of year)		$ 2,731
2025		2,731
2026		2,731
2027		2,731
2028		1,844
Thereafter		5,368
Total		$ 18,136
Successor [Member]
2024 (remainder of year)	$ 1,365
2025	2,731
2026	2,731
2027	2,731
2028	1,844
Thereafter	5,368
Total	$ 16,770